LEASE - Supplement balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Operating lease assets	$ 280,420	$ 132,786
Land use rights, net	98,128	104,221
Total operating lease ROU assets	378,548	237,007
Finance lease ROU assets	$ 178,151	$ 163,553
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net.	Property, Plant and Equipment, Net.
Liabilities:
Operating lease liabilities, current	$ 21,327	$ 20,204
Operating lease liabilities, noncurrent	271,849	116,846
Total operating lease liabilities	293,176	137,050
Finance lease liabilities, current	$ 54,287	$ 88,180
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance lease liabilities, noncurrent	$ 132,106	$ 71,651
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total Finance lease liabilities	$ 186,393	$ 159,831